Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Foreign Currency Translation Adjustment	$ 208,433	$ 183,054	$ (163,706)	$ 507,895
Bao Li Gaming [Member]
Contingent Consideration as of December 31, 2012			32,294,981
Change in Fair Value of Contingent Consideration			15,481,200
Foreign Currency Translation Adjustment			(17,711)
Contingent Consideration Payable as of June 30, 2013	$ 47,758,470		$ 47,758,470